Other income (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Other income [Abstract]
Government grants		5,570	25,356	2,465
Others		749	1,722
Total	$ 1,018	6,319	27,078	2,465